Finance Costs - Summary of Detailed Information About Finance Cost Explanatory (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Detailed Information About Finance Cost Explanatory [Line Items]
Other interest expense	$ 0.8	$ 1.5
Unwinding of issuance costs of debt facilities and accretion of governmental loan benefits and discounts on environmental liabilities	14.4	18.8
Finance costs	17.9	48.6
Revolving Credit Facility [Member]
Disclosure Of Detailed Information About Finance Cost Explanatory [Line Items]
Interest expense	0.2	0.1
Revolving credit facility fees	2.5	1.6
Secured Term Loans Facility [Member]
Disclosure Of Detailed Information About Finance Cost Explanatory [Line Items]
Interest expense	0.0	24.1
Algoma Dock Term Loan [Member]
Disclosure Of Detailed Information About Finance Cost Explanatory [Line Items]
Interest expense	$ 0.0	$ 2.5